Long Term Investment (Tables)	12 Months Ended
Jun. 30, 2018
Long Term Investment [Abstract]
Schedule of equity method investment
As of June 30, 2018
Original investment	$151,124
Loss in equity interest	(8,684)
Foreign currency translation adjustment	150
$142,590